UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Item 1.   Schedule of Investments

Yorkville Funds
 Yorkville High Income MLP ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 99.6%

Energy — 73.3%
Alliance Holdings GP	106,880	$5,616,544
Alliance Resource Partners	429,471	16,985,578
Atlas Resource Partners	793,416	7,775,477
Calumet Specialty Products Partners	688,555	19,169,371
Capital Product Partners	962,606	8,952,236
EV Energy Partners	528,773	8,016,199
Exterran Partners	378,094	8,854,961
Global Partners	184,200	7,321,950
Golar LNG Partners	592,852	15,479,366
Legacy Reserves	675,227	7,765,110
LRR Energy	370,626	3,035,427
Memorial Production Partners	767,762	13,950,235
Natural Resource Partners	1,077,976	8,548,350
NGL Energy Partners	221,756	6,767,993
Seadrill Partners	599,475	9,177,962
Teekay LNG Partners	444,537	16,470,096
Teekay Offshore Partners	565,000	12,396,100
Vanguard Natural Resources	589,443	9,772,965
		186,055,920
Industrials — 4.4%
Navios Maritime Partners	905,769	11,095,670

Materials — 5.1%
Hi-Crush Partners	206,444	7,512,497
SunCoke Energy Partners	211,246	5,367,761
		12,880,258
Utilities — 16.8%
AmeriGas Partners	309,781	15,250,519
Ferrellgas Partners	804,028	20,422,311
Suburban Propane Partners	158,691	7,004,621
		42,677,451
Total Master Limited Partnerships
(Cost $291,770,074)		252,709,299

Total Investments - 99.6%
(Cost $291,770,074)†		$252,709,299

Percentages are based on Net Assets of $253,805,695.

GP - General Partner

†	At February 28, 2015, the tax basis cost of the Fund's investments was
$291,770,074, and the unrealized appreciation and depreciation were
$22,047,373 and $(61,108,148), respectively.

Yorkville Funds
 Yorkville High Income MLP ETF
Schedule of Investments
February 28, 2015 (Unaudited)

As of February 28, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.  For the period ended February 28, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investment and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-002-0300

Yorkville Funds
 Yorkville High Income Infrastructure MLP ETF
Schedule of Investments
February 28, 2015 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 102.2%

Energy — 102.2%
Atlas Pipeline Partners	83,620	$2,226,801
Buckeye Partners	35,074	2,726,653
Crestwood Equity Partners	177,448	1,125,020
Crestwood Midstream Partners	114,405	1,713,787
DCP Midstream Partners	50,357	2,004,209
Enbridge Energy Partners	95,370	3,737,550
Energy Transfer Equity	53,642	3,426,114
Energy Transfer Partners	47,023	2,796,928
EnLink Midstream Partners	83,420	2,240,661
Enterprise Products Partners	57,980	1,933,053
MPLX	40,305	3,313,071
NuStar Energy	47,381	2,986,898
ONEOK Partners	48,208	2,014,612
Plains All American Pipeline	47,294	2,359,498
Regency Energy Partners	91,596	2,234,026
Spectra Energy Partners	52,335	2,791,549
Summit Midstream Partners	59,216	2,135,921
Sunoco Logistics Partners	60,057	2,655,721
Targa Resources Partners	46,796	2,050,601
TC PipeLines	55,377	3,653,774
Tesoro Logistics	46,452	2,667,274
Western Gas Equity Partners	52,784	3,301,111
Western Gas Partners	38,763	2,697,130
Williams Partners	92,115	4,710,770

Total Master Limited Partnerships
(Cost $60,239,062)		63,502,732

Total Investments - 102.2%
(Cost $60,239,062)†		$63,502,732

Percentages are based on Net Assets of $62,117,996.

† At February 28, 2015, the tax basis cost of the Fund's investments was $60,239,062, and the unrealized appreciation and depreciation were $6,994,045 and $(3,730,375), respectively.

As of February 28, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.  For the period ended February 28, 2015, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of  investment and other  significant  accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-001-0700

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 24, 2015

By (Signature and Title)	/s/ Jay Baker
Jay Baker, Treasurer

Date: April 24, 2015